Loans Held for Investment - Narratives - Allowance for loan losses (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) numberOfAgreements Loans	Mar. 31, 2021 USD ($) Loans	Dec. 31, 2021 USD ($) Loans numberOfAgreements	Dec. 31, 2020 USD ($) Loans
Loans and Financing Receivable
Provision for loan losses | $	$ 50,296	$ 276,020	$ 10,904,163	$ 3,738,758
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	1		1	1
Number of contract suspended | numberOfAgreements	2		3
Interest non-accrual | $	$ 1,100,000	$ 700,000	$ 3,600,000	$ 0
Number Of Loans	25		21	20
5
Loans and Financing Receivable
Number Of Loans			0	1
Number Of Loans	0	1	0	1
4
Loans and Financing Receivable
Number Of Loans			1	3
Number Of Loans	1	3	1	3
Specific Allowance
Loans and Financing Receivable
Provision for loan losses | $	$ 40,000.00	$ 200,000	$ 10,300,000	$ 2,500,000
Number Of Loans			3	1
Number Of Loans	3	1
General Allowance
Loans and Financing Receivable
Provision for loan losses | $	$ 10,000.00	$ 40,000.00	$ 600,000	$ 1,300,000